Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Leasehold improvements	Machinery and equipment	Office furbishing and equipment	Vehicles	Assets under construction	GDM machines	Robots	Total
Cost
At December 31, 2021	$3,239,683	$5,108,501	$5,412,444	$16,233,868	$248,686	$1,713,926	$5,369,070	$37,326,178
Acquisitions through business combinations	-	-	205,070	141,619	-	-	2,571,013	2,917,702
Additions	146,750	35,987	40,690	92,813	33,222	72,892	4,031,107	4,453,461
Disposals	(125,666)	(94,616)	(70,482)	(367,110)	-	(15,513)	(9,260)	(682,647)
Impairment of fixed assets	-	-	-	-	-	-	(4,408,037)	(4,408,037)
Transfer in (out)	1,426	-	-	-	(239,833)	238,407	-	-
Exchange differences	(115,329)	(181,857)	(233,371)	(582,203)	(8,853)	(61,014)	(359,078)	(1,541,705)
At December 31, 2022	$3,146,864	$4,868,015	$5,354,351	$15,518,987	$33,222	$1,948,698	$7,194,815	$38,064,952
Additions	-	13,390	26,202	39,199	74,126	1,144,766	810,559	2,108,242
Disposals	(106,385)	(107,569)	(97,835)	(214,021)	-	-	(301,877)	(827,687)
Impairment of fixed assets	-	-	-	-	-	-	(3,702,367)	(3,702,367)
Exchange differences	33,330	55,507	53,107	161,220	1,561	40,419	(46,977)	298,167
At December 31, 2023	$3,073,809	$4,829,343	$5,335,825	$15,505,385	$108,909	$3,133,883	$3,954,153	$35,941,307

Accumulated Depreciation
At December 31, 2021	$2,693,472	$4,906,277	$4,799,149	$13,447,168	$-	$891,378	$691,433	$27,428,877
Acquisitions through business combinations	-	-	184,364	136,723	-	-	520,516	841,603
Depreciation charged for the year	101,881	105,302	184,958	727,204	-	371,378	1,883,562	3,374,285
Disposals	(121,818)	(89,083)	(69,528)	(339,179)	-	(5,116)	(1,970)	(626,694)
Exchange differences	(96,194)	(174,465)	(209,201)	(478,260)	-	(27,393)	(34,367)	(1,019,880)
At December 31, 2022	$2,577,341	$4,748,031	$4,889,742	$13,493,656	$-	$1,230,247	$3,059,174	$29,998,191
Depreciation charged for the year	105,006	67,840	166,670	448,136	-	429,512	1,006,483	2,223,647
Disposals	(106,287)	(107,565)	(91,802)	(213,092)	-	-	(100,848)	(619,594)
Exchange differences	28,979	53,293	50,910	151,978	-	20,834	(10,656)	295,338
At December 31, 2023	$2,605,039	$4,761,599	$5,015,520	$13,880,678	$-	$1,680,593	$3,954,153	$31,897,582

Net book value
At December 31, 2022	$569,523	$119,984	$464,609	$2,025,331	$33,222	$718,451	$8,564,630	$8,066,761
At December 31, 2023	$468,770	$67,744	$320,305	$1,624,707	$108,909	$1,453,290	$-	$4,043,725